SHARE-BASED PAYMENTS - Summary of the activity for the options granted under the share award scheme (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares
SHARE-BASED PAYMENTS
Number of options - Vested and expected | shares	0
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning | shares	14,456,890	14,456,890
Number of options - Granted | shares	0	0		0		0
Number of options - Forfeited | shares	(1,183,990)	(1,183,990)
Number of options - Exercised | shares	0	0		0		0
Number of options - Outstanding at ending | shares	13,272,900	13,272,900		14,456,890
Number of options - Vested and expected | shares	13,272,900
Number of options - Exercisable | shares	12,752,900
Weighted- average exercise price - Outstanding at beginning	$ 0.87
Weighted- average exercise price - Forfeited	0.87
Weighted- average exercise price - Outstanding at ending	0.87		$ 0.87
Weighted- average exercise price - Vested and expected	0.87
Weighted- average exercise price - Exercisable	0.87
Weighted- average grant- date fair value - Outstanding at beginning	0.32
Weighted- average grant- date fair value - Forfeited	0.3
Weighted- average grant- date fair value - Outstanding at ending	0.32		0.32
Weighted- average grant date fair value - Vested and expected	0.32
Weighted- average grant- date fair value - Exercisable	$ 0.31
Weighted- average remaining contractual term - Outstanding	4 years 11 months 19 days	4 years 11 months 19 days		5 years 11 months 19 days
Weighted- average remaining contractual term - Vested and expected	4 years 11 months 19 days	4 years 11 months 19 days
Weighted- average remaining contractual term - Exercisable	4 years 11 months 19 days	4 years 11 months 19 days
2021 Share Award Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning | shares	206,152,350	206,152,350
Number of options - Granted | shares	37,829,282	37,829,282
Number of options - Forfeited | shares	(11,128,732)	(11,128,732)
Number of options - Exercised | shares	(106,346,174)	(106,346,174)
Number of options - Outstanding at ending | shares	126,506,726	126,506,726		206,152,350
Number of options - Vested and expected | shares	126,506,726
Number of options - Exercisable | shares	58,002,379
Weighted- average exercise price - Outstanding at beginning	$ 0.01
Weighted- average exercise price - Granted	0.01
Weighted- average exercise price - Forfeited	0.01
Weighted- average exercise price - Exercised	0.01
Weighted- average exercise price - Outstanding at ending	0.01		0.01
Weighted- average exercise price - Vested and expected	0.01
Weighted- average exercise price - Exercisable	0.01
Weighted- average grant- date fair value - Outstanding at beginning	0.29
Weighted- average grant- date fair value - Granted	0.21		0.27		$ 0.33
Weighted- average grant- date fair value - Forfeited	0.38
Weighted- average grant- date fair value - Exercised	0.26
Weighted- average grant- date fair value - Outstanding at ending	0.29		$ 0.29
Weighted- average grant date fair value - Vested and expected	0.29
Weighted- average grant- date fair value - Exercisable	$ 0.24
Weighted- average remaining contractual term - Outstanding	8 years 5 months 15 days	8 years 5 months 15 days		9 years 5 months 1 day
Weighted- average remaining contractual term - Vested and expected	8 years 5 months 15 days	8 years 5 months 15 days
Weighted- average remaining contractual term - Exercisable	8 years 2 months 26 days	8 years 2 months 26 days
Aggregate intrinsic value - Outstanding | $	$ 87,214		$ 49,889
Aggregate intrinsic value - Exercised	73,304	¥ 535,068		¥ 68,812		¥ 5,297
Aggregate intrinsic value - Vested and expected | $	87,214
Aggregate intrinsic value - Exercisable | $	$ 40,253